Income Taxes - Summary of Movements in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 8,601	$ 5,836
Change due to expense and foreign exchange	(113)	395
Deductions	5,945	2,370
Balance at end of year	$ 14,433	$ 8,601